Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (loss) before tax	$ (1,674,492)	$ (1,095,733)
Adjustments to reconcile net (loss) to net cash (used in) provided by operating activities:
Depreciation for property, plant and equipment	131,640	18,892
Amortisation of right-of-use assets	34,970	23,818
Finance cost	30,397	22,703
Foreign exchange loss	30,892
Changes in operating assets and liabilities:
Trade receivables	(1,173)	10,782
Other receivables	(23,218)	(22,196)
Trade payables	505
Accrued expenses and other payables	1,179,107	(286,552)
Amount due from related party		(2,225)
Amount due to director	581,494
Tax Paid	(12,409)
Net cash generated from/(used in) operating activities	277,713	(1,330,511)
Cash flows from investing activities:
Purchase of property, plant and equipment	(787,228)	(38,737)
Net cash used in investing activities	(787,228)	(38,737)
Cash flows from financing activities:
Loan received from shareholders	403,500
Proceeds from share subscriptions received in advance	104,463
Proceeds from issuances of preference shares		302,195
Advance from directors		470,678
Repayment of lease liabilities	(24,035)	(10,722)
Net cash generated from financing activities	483,928	762,151
Effect of exchange rate changes in cash and cash equivalents		(30,057)
Net decrease in cash and cash equivalents	(25,587)	(637,154)
Cash and cash equivalents, beginning of the year	75,470	712,624
Cash and cash equivalents, end of the year	$ 49,883	$ 75,470